UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.4%

Aerospace & Defense-1.8%
112,500	B/E Aerospace, Inc.	$5,381,437
82,000	Orbital ATK, Inc.	7,143,840
34,800	Raytheon Co.	4,855,644
		17,380,921

Air Freight & Logistics-1.1%
65,900	FedEx Corp.	10,669,210

Airlines-1.6%
244,000	Delta Air Lines, Inc.	9,455,000
200,000	Japan Airlines Co., Ltd.	6,264,517
		15,719,517

Auto Components-0.9%
63,000	Delphi Automotive PLC	4,272,660
1,168,500	GKN PLC	4,475,429
		8,748,089

Banks-6.6%
728,000	Banco Bilbao Vizcaya Argentaria SA	4,252,650
466,000	Bangkok Bank PCL-NVDR	2,281,166
723,100	Bank of America Corp.	10,477,719
146,000	Citigroup, Inc.	6,396,260
467,967	Citizens Financial Group, Inc.	10,449,703
204,000	Hana Financial Group, Inc.	5,017,364
461,000	Mitsubishi UFJ Financial Group, Inc.	2,358,426
1,296,200	Regions Financial Corp.	11,886,154
55,000	Sumitomo Mitsui Financial Group, Inc.	1,783,113
187,500	Wells Fargo & Co.	8,994,375
		63,896,930

Beverages-1.2%
90,400	Anheuser-Busch InBev NV-SP ADR	11,701,376

Biotechnology-0.4%
51,000	Gilead Sciences, Inc.	4,052,970

Capital Markets-3.0%
325,000	Ares Capital Corp.	4,920,500
283,500	Azimut Holding SpA	4,456,361
295,500	Daiwa Securities Group, Inc.	1,695,067
87,000	Evercore Partners, Inc.-Class A	4,408,290
152,000	Invesco, Ltd.	4,435,360
676,000	Mediobanca SpA	4,734,888
74,500	State Street Corp.	4,900,610
		29,551,076

Chemicals-1.9%
398,000	Clariant AG (a)	6,927,631
88,500	Johnson Matthey PLC	3,837,025
104,500	Symrise AG	7,365,029
		18,129,685

Commercial Services & Supplies-0.7%
184,000	ISS A/S	7,096,122

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Communications Equipment-2.7%
167,200	Cisco Systems, Inc.	5,104,616
152,900	Harris Corp.	13,244,198
1,386,000	Nokia OYJ	7,964,680
		26,313,494

Computers & Peripherals-0.5%
187,000	NetApp, Inc.	4,927,450

Construction & Engineering-3.4%
321,885	Bouygues SA	9,522,096
5,467,500	China Railway Construction Corp., Ltd.-Class H	6,553,897
571,689	Ferrovial SA	11,833,836
63,900	Vinci SA	4,850,077
		32,759,906

Consumer Finance-1.1%
195,000	Discover Financial Services	11,083,800

Diversified Telecommunication Services-1.6%
427,500	BT Group PLC-SP ADR	11,824,650
180,000	Cellnex Telecom SAU (b)	3,185,631
		15,010,281

Electric Utilities-1.6%
118,500	NextEra Energy, Inc.	15,202,365

Electronic Equipment, Instruments & Components-1.0%
160,000	TE Connectivity, Ltd.	9,644,800

Energy Equipment & Services-0.5%
58,000	Schlumberger, Ltd.	4,670,160

Food & Staples Retailing-2.2%
178,900	CVS Health Corp.	16,587,608
107,300	Seven & i Holdings Co., Ltd.	4,525,035
		21,112,643

Food Products-3.6%
445,000	BRF SA-ADR	7,422,600
150,000	Mondelez International, Inc.-Class A	6,597,000
128,000	Nestle SA	10,261,659
118,500	The Kraft Heinz Co.	10,237,215
		34,518,474

Health Care Equipment & Supplies-1.9%
118,900	Medtronic PLC	10,419,207
59,100	Zimmer Biomet Holdings, Inc.	7,750,374
		18,169,581

Health Care Providers & Services-2.7%
58,800	HCA Holdings, Inc. (a)	4,535,244
51,000	McKesson Corp.	9,922,560
40,200	UnitedHealth Group, Inc.	5,756,640
42,700	Universal Health Services, Inc.-Class B	5,530,931
		25,745,375

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Hotels, Restaurants & Leisure-1.6%
60,000	Accor SA	2,510,470
207,000	Aramark	7,420,950
92,000	Darden Restaurants, Inc.	5,663,520
		15,594,940

Household Durables-2.3%
169,500	Lennar Corp.-Class A	7,932,600
129,000	Newell Brands, Inc.	6,767,340
40,600	Whirlpool Corp.	7,809,816
		22,509,756

Household Products-1.2%
389,577	Svenska Cellulosa AB SCA-B Shares	11,586,695

Independent Power and Renewables-1.7%
545,000	NRG Yield, Inc.-Class C	9,777,300
282,100	Pattern Energy Group, Inc.	6,874,777
		16,652,077

Industrial Conglomerates-0.4%
319,000	CK Hutchison Holdings, Ltd.	3,733,399

Insurance-0.7%
47,300	Allianz SE	6,784,686

Internet Software & Services-0.5%
6,900	Alphabet, Inc.-Class C (a)	5,304,651

IT Services-0.5%
196,000	CSRA, Inc.	5,276,320

Life Sciences Tools & Services-1.0%
63,200	Thermo Fisher Scientific, Inc.	10,038,688

Machinery-1.8%
5,209,950	CRRC Corp., Ltd.-Class H	4,774,534
79,000	Snap-on, Inc.	12,416,430
		17,190,964

Media-1.6%
133,000	CBS Corp.-Class B	6,945,260
99,000	Comcast Corp.-Class A	6,657,750
768,000	ITV PLC	1,992,163
		15,595,173

Metals & Mining-0.5%
235,000	Nippon Steel & Sumitomo Metal Corp.	4,491,106

Multi-Utilities-2.6%
355,000	CMS Energy Corp.	16,038,900
399,500	Veolia Environnement SA	8,870,294
		24,909,194

Multiline Retail-1.0%
103,000	Dollar General Corp.	9,758,220

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Oil, Gas & Consumable Fuels-5.7%
88,000	Anadarko Petroleum Corp.	4,798,640
311,000	BP PLC-SP ADR	10,698,400
44,300	Chevron Corp.	4,539,864
188,000	Enbridge, Inc.	7,732,440
55,300	EOG Resources, Inc.	4,518,010
49,500	Exxon Mobil Corp.	4,403,025
441,000	Kinder Morgan, Inc.	8,965,530
154,500	Marathon Petroleum Corp.	6,085,755
51,000	Tesoro Corp.	3,883,650
		55,625,314

Paper & Forest Products-1.1%
553,000	Stora Enso OYJ-R Shares	5,020,225
266,000	UPM-Kymmene OYJ	5,480,863
		10,501,088

Personal Products-0.7%
151,000	Unilever NV	6,994,977

Pharmaceuticals-3.5%
231,000	AstraZeneca PLC-SP ADR	7,886,340
123,500	Novartis AG-SP ADR	10,282,610
196,000	Pfizer, Inc.	7,230,440
168,600	Teva Pharmaceutical Industries, Ltd.-SP ADR	9,020,100
		34,419,490

Real Estate Investment Trusts-6.0%
103,000	American Tower Corp.	11,924,310
168,500	Colony Starwood Homes	5,520,060
116,000	Digital Realty Trust, Inc.	12,117,360
780	Nippon Building Fund, Inc.	4,815,995
421,500	NorthStar Realty Finance Corp.	5,648,100
302,500	The Geo Group, Inc.	10,469,525
674,738	Westfield Corp.	5,476,353
81,000	Weyerhaeuser Co.	2,650,320
		58,622,023

Real Estate Management & Development-1.4%
4,210,000	Global Logistic Properties, Ltd.	6,013,389
357,000	Mitsui Fudosan Co., Ltd.	7,884,544
		13,897,933

Road & Rail-5.6%
4,241,276	Asciano, Ltd.	29,427,431
50,000	Canadian Pacific Railway, Ltd.	7,489,000
50,000	Kansas City Southern	4,805,500
76,500	Norfolk Southern Corp.	6,868,170
2,800,000	Rumo Logistica Operadora Multimodal SA (a)	5,284,974
		53,875,075

Semiconductors & Semiconductor Equipment-3.2%
268,000	Applied Materials, Inc.	7,045,720
62,200	Broadcom, Ltd.	10,075,156
177,000	Intel Corp.	6,170,220
259,000	SK Hynix, Inc.	7,953,935
		31,245,031

Software-0.6%
94,000	Microsoft Corp.	5,327,920

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2016 (Unaudited)

Shares	Security Description	Value

Specialty Retail-3.2%
95,300	Dick’s Sporting Goods, Inc.	4,887,937
86,000	Foot Locker, Inc.	5,127,320
85,100	The Home Depot, Inc.	11,764,224
110,600	TJX Cos., Inc.	9,038,232
		30,817,713

Technology, Hardware, Storage & Peripherals-5.4%
159,500	Apple, Inc.	16,621,495
551,500	EMC Corp.	15,596,420
9,600	Samsung Electronics Co., Ltd.	13,189,662
146,000	Western Digital Corp.	6,936,460
		52,344,037

Textiles, Apparel & Luxury Goods-0.2%
756,161	ANTA Sports Products, Ltd.	1,684,170

Transportation Infrastructure-0.2%
2,314,000	COSCO Pacific, Ltd.	2,386,059

Wireless Telecommunication Services-1.2%
3,800,000	Vodafone Group PLC	11,544,320
	Total Common Stocks (Cost $879,151,303)	944,815,244

Equity-Linked Structured Notes-1.0%

Capital Markets-0.8%
996,500	Intermediate Capital Group PLC-Morgan Stanley BV	7,556,826

Chemicals-0.2%
75,000	Yara International ASA-Morgan Stanley BV	2,438,323
	Total Equity-Linked Structured Notes (Cost $10,341,843)	9,995,149

Principal Amount

Short-Term Investments-1.6%
$15,241,000	State Street Eurodollar Time Deposit, 0.01%	15,241,000
	Total Short-Term Investments (Cost $15,241,000)	15,241,000
Total Investments (Cost $904,734,146) (c) -100.0%		970,051,393
Other Assets in Excess of Liabilities-0.0%		459,643
TOTAL NET ASSETS 100.0%		$970,511,036

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.3% of the Fund’s net assets.

(c) See Note 2 for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2016:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$17,380,921	$—	$—	$17,380,921
Air Freight & Logistics	10,669,210	—	—	10,669,210
Airlines	15,719,517	—	—	15,719,517
Auto Components	8,748,089	—	—	8,748,089
Banks	61,615,764	2,281,166	—	63,896,930
Beverages	11,701,376	—	—	11,701,376
Biotechnology	4,052,970	—	—	4,052,970
Capital Markets	29,551,076	—	—	29,551,076
Chemicals	18,129,685	—	—	18,129,685
Commercial Services & Supplies	7,096,122	—	—	7,096,122
Communications Equipment	26,313,494	—	—	26,313,494
Computers & Peripherals	4,927,450	—	—	4,927,450
Construction & Engineering	32,759,906	—	—	32,759,906
Consumer Finance	11,083,800	—	—	11,083,800
Diversified Telecommunication Services	15,010,281	—	—	15,010,281
Electric Utilities	15,202,365	—	—	15,202,365
Electronic Equipment, Instruments & Components	9,644,800	—	—	9,644,800
Energy Equipment & Services	4,670,160	—	—	4,670,160
Food & Staples Retailing	21,112,643	—	—	21,112,643
Food Products	34,518,474	—	—	34,518,474
Health Care Equipment & Supplies	18,169,581	—	—	18,169,581
Health Care Providers & Services	25,745,375	—	—	25,745,375
Hotels, Restaurants & Leisure	15,594,940	—	—	15,594,940
Household Durables	22,509,756	—	—	22,509,756
Household Products	11,586,695	—	—	11,586,695
Independent Power and Renewables	16,652,077	—	—	16,652,077
Industrial Conglomerates	3,733,399	—	—	3,733,399
Insurance	6,784,686	—	—	6,784,686
Internet Software & Services	5,304,651	—	—	5,304,651
IT Services	5,276,320	—	—	5,276,320
Life Sciences Tools & Services	10,038,688	—	—	10,038,688
Machinery	17,190,964	—	—	17,190,964
Media	15,595,173	—	—	15,595,173
Metals & Mining	4,491,106	—	—	4,491,106
Multi-Utilities	24,909,194	—	—	24,909,194
Multiline Retail	9,758,220	—	—	9,758,220
Oil, Gas & Consumable Fuels	55,625,314	—	—	55,625,314
Paper & Forest Products	10,501,088	—	—	10,501,088
Personal Products	6,994,977	—	—	6,994,977
Pharmaceuticals	34,419,490	—	—	34,419,490
Real Estate Investment Trusts	58,622,023	—	—	58,622,023
Real Estate Management & Development	13,897,933	—	—	13,897,933
Road & Rail	53,875,075	—	—	53,875,075
Semiconductors & Semiconductor Equipment	31,245,031	—	—	31,245,031
Software	5,327,920	—	—	5,327,920
Specialty Retail	30,817,713	—	—	30,817,713
Technology, Hardware, Storage & Peripherals	52,344,037	—	—	52,344,037
Textiles, Apparel & Luxury Goods	1,684,170	—	—	1,684,170
Transportation Infrastructure	2,386,059	—	—	2,386,059
Wireless Telecommunication Services	11,544,320	—	—	11,544,320
Equity-Linked Structured Notes	—	9,995,149	—	9,995,149
Short-Term Investments	—	15,241,000	—	15,241,000
Total	$942,534,078	$27,517,315	$—	$970,051,393

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2016, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$904,734,146	$116,572,901	$(51,255,654)	$65,317,247

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Options:

The Fund may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities. The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Fund’s portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of July 31, 2016.

H. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement. There were no forward currency contracts held as of July 31, 2016.

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 23, 2016

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 23, 2016